Issuance of common units and Series A Preferred Units (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended			6 Months Ended		30 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Oct. 18, 2019	Jan. 26, 2018
Proceeds from Issuance of Common Limited Partners Units	$ 0		$ 1,029	$ 0	$ 1,029
Compensation Paid to Agent						$ 1,000
Maximum Offering Amount							$ 120,000	$ 120,000
Agent [Member]
Sales Commissions		$ 40	$ 40
Common Stock [Member]
Partners' Capital Account, Units, Sale of Units	0		53,160			306,266
Proceeds from Issuance of Common Limited Partners Units			$ 1,000			$ 5,600
Average Gross Sales Price Per Share	$ 0.00		$ 19.60	$ 0.00
8.75% Series A Preferred Units [Member]
Partners' Capital Account, Units, Sale of Units		82,409	51,267			2,107,999
Proceeds from Issuance of Preferred Limited Partners Units		$ 2,100	$ 1,300			$ 53,900
Average Gross Sales Price Per Share		$ 26.25	$ 26.14